UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Clean Energy Income Fund, Goldman Sachs Energy Infrastructure Fund, and Goldman Sachs MLP Energy Infrastructure Fund is filed herewith.

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Clean Energy Income Fund

GCEBX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$71	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Clean Power	63.8%
Solar Tech	18.2%
Bioenergy	10.5%
Wind Tech	4.8%
Hydrogen	1.6%
Other	0.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$44,325,122
# of Portfolio Holdings as of Period End	43
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$165,261

Goldman Sachs Clean Energy Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C671-SAR-0526

Class A

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Clean Energy Income Fund

GCEGX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$113	2.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Clean Power	63.8%
Solar Tech	18.2%
Bioenergy	10.5%
Wind Tech	4.8%
Hydrogen	1.6%
Other	0.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$44,325,122
# of Portfolio Holdings as of Period End	43
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$165,261

Goldman Sachs Clean Energy Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C663-SAR-0526

Class C

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Clean Energy Income Fund

GCEPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$50	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Clean Power	63.8%
Solar Tech	18.2%
Bioenergy	10.5%
Wind Tech	4.8%
Hydrogen	1.6%
Other	0.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$44,325,122
# of Portfolio Holdings as of Period End	43
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$165,261

Goldman Sachs Clean Energy Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C614-SAR-0526

Class P

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Clean Energy Income Fund

GCEEX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$50	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Clean Power	63.8%
Solar Tech	18.2%
Bioenergy	10.5%
Wind Tech	4.8%
Hydrogen	1.6%
Other	0.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$44,325,122
# of Portfolio Holdings as of Period End	43
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$165,261

Goldman Sachs Clean Energy Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C622-SAR-0526

Class R6

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Clean Energy Income Fund

GCEDX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Clean Power	63.8%
Solar Tech	18.2%
Bioenergy	10.5%
Wind Tech	4.8%
Hydrogen	1.6%
Other	0.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$44,325,122
# of Portfolio Holdings as of Period End	43
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$165,261

Goldman Sachs Clean Energy Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C655-SAR-0526

Institutional Class

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Clean Energy Income Fund

GCEJX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Clean Energy Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$56	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Clean Power	63.8%
Solar Tech	18.2%
Bioenergy	10.5%
Wind Tech	4.8%
Hydrogen	1.6%
Other	0.1%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$44,325,122
# of Portfolio Holdings as of Period End	43
Portfolio Turnover Rate for the Period	23%
Total Net Advisory Fees Paid for the Period	$165,261

Goldman Sachs Clean Energy Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Clean Energy Income Fund

38150C648-SAR-0526

Investor Class

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Energy Infrastructure Fund

GLEAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$80	1.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Goldman Sachs Energy Infrastructure Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U262-SAR-0526

Class A

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Energy Infrastructure Fund

GLECX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$121	2.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Goldman Sachs Energy Infrastructure Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U254-SAR-0526

Class C

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Energy Infrastructure Fund

GAMPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$60	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Goldman Sachs Energy Infrastructure Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38150C200-SAR-0526

Class P

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Energy Infrastructure Fund

GLERX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$94	1.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Goldman Sachs Energy Infrastructure Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U247-SAR-0526

Class R

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Energy Infrastructure Fund

GLESX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$60	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Goldman Sachs Energy Infrastructure Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U239-SAR-0526

Class R6

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Energy Infrastructure Fund

GLEPX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$61	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Goldman Sachs Energy Infrastructure Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U221-SAR-0526

Institutional Class

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Energy Infrastructure Fund

GLEIX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$67	1.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Natural Gas	38.0%
Gathering + Processing	30.5%
Petroleum	19.9%
Liquefaction	4.4%
Upstream	2.3%
Wholesale	1.5%
Midstream	1.0%
Hydrocarbon	1.0%
Other	0.9%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$473,509,946
# of Portfolio Holdings as of Period End	29
Portfolio Turnover Rate for the Period	20%
Total Net Advisory Fees Paid for the Period	$2,308,164

Goldman Sachs Energy Infrastructure Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Energy Infrastructure Fund

38148U213-SAR-0526

Investor Class

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs MLP Energy Infrastructure Fund

GLPAX: Class A

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$302	5.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Goldman Sachs MLP Energy Infrastructure Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C257-SAR-0526

Class A

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs MLP Energy Infrastructure Fund

GLPCX: Class C

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$349	6.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Goldman Sachs MLP Energy Infrastructure Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C240-SAR-0526

Class C

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs MLP Energy Infrastructure Fund

GMNPX: Class P

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$282	5.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Goldman Sachs MLP Energy Infrastructure Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38150B459-SAR-0526

Class P

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs MLP Energy Infrastructure Fund

GLPRX: Class R

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$317	5.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Goldman Sachs MLP Energy Infrastructure Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C224-SAR-0526

Class R

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs MLP Energy Infrastructure Fund

GLPSX: Class R6

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$285	5.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Goldman Sachs MLP Energy Infrastructure Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38150C887-SAR-0526

Class R6

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs MLP Energy Infrastructure Fund

GMLPX: Institutional Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$284	5.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Goldman Sachs MLP Energy Infrastructure Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C232-SAR-0526

Institutional Class

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs MLP Energy Infrastructure Fund

GLPIX: Investor Class

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$291	5.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Sector Allocation (%)

Table Summary
Gathering + Processing	38.4%
Natural Gas	28.0%
Petroleum	17.2%
Wholesale	9.3%
Liquefaction	5.2%
Upstream	2.7%
Midstream	2.1%
Retail	1.3%
Hydrocarbon	1.0%
Other	1.5%

Key Fund Statistics

Table Summary
Total Net Assets as of Period End	$1,793,384,768
# of Portfolio Holdings as of Period End	32
Portfolio Turnover Rate for the Period	14%
Total Net Advisory Fees Paid for the Period	$8,249,372

Goldman Sachs MLP Energy Infrastructure Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs MLP Energy Infrastructure Fund

38145C216-SAR-0526

Investor Class

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements May 31, 2026 Goldman Sachs MLP Energy Infrastructure Fund

Goldman Sachs MLP Energy Infrastructure Fund

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 105.2%

Gathering + Processing – 38.4%
3,427,640	Hess Midstream LP Class A	$128,536,500
1,042,214	Kinetik Holdings, Inc.	47,889,733
269,871	Kodiak Gas Services, Inc.	18,040,876
3,835,290	MPLX LP	209,598,599
320,979	ONEOK, Inc.	26,942,977
239,814	Targa Resources Corp.	61,169,357
3,468,442	Western Midstream Partners LP	148,692,109
659,352	Williams Cos., Inc.	47,071,139

		687,941,290

Marketing | Retail – 1.3%
1,161,944	Suburban Propane Partners LP	22,541,714

Marketing | Wholesale – 9.3%
500,763	Global Partners LP	23,706,121
1,372,532	Sunoco LP	89,132,228
821,383	SunocoCorp LLC	53,669,165

		166,507,514

Other | Liquefaction – 5.2%
718,362	Cheniere Energy Partners LP	42,433,643
228,506	Cheniere Energy, Inc.	51,381,859

		93,815,502

Pipeline Transportation | Natural Gas – 28.0%
448,678	DT Midstream, Inc.	62,805,947
11,704,080	Energy Transfer LP	224,367,214
4,024,641	Enterprise Products Partners LP	148,066,542
430,054	Kinder Morgan, Inc.	13,366,078
711,625	Rockpoint Gas Storage, Inc. Class A	15,206,523
308,043	TC Energy Corp.	20,525,028
1,545,379	Venture Global, Inc. Class A	18,606,363

		502,943,695

Pipeline Transportation | Petroleum – 17.2%
390,260	Delek Logistics Partners LP	19,271,039
450,899	Enbridge, Inc.	24,738,694
2,576,485	Genesis Energy LP	38,724,569
2,425,383	NGL Energy Partners LP*	41,474,049

Shares	Description	Value

Common Stocks – (continued)

Pipeline Transportation | Petroleum - (continued)
324,972	Pembina Pipeline Corp.	$15,158,996
7,568,290	Plains All American Pipeline LP	169,756,745

		309,124,092

Production + Mining | Hydrocarbon – 1.0%
190,755	Expand Energy Corp.	17,736,400

Services | Midstream – 2.1%
1,364,784	USA Compression Partners LP	37,572,503

Services | Upstream – 2.7%
791,636	Archrock, Inc.	26,511,890
829,067	BKV Corp.*	22,003,438

		48,515,328

TOTAL COMMON STOCKS (Cost $1,600,882,145)		$1,886,698,038

Shares	Dividend Rate	Value

Investment Company(a) – 1.5%

Goldman Sachs Central Government Fund — Institutional Shares
26,047,259	3.683%	$26,047,259
(Cost $ 26,047,259)

TOTAL INVESTMENTS – 106.7% (Cost $ 1,626,929,404)		$1,912,745,297

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.7)%		(119,360,529)

NET ASSETS – 100.0%		$1,793,384,768

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*   Non-income producing security.

(a) Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
LLC	—Limited Liability Company
LP	—Limited Partnership

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Assets and Liabilities May 31, 2026 (Unaudited)

Assets:

Investments in unaffiliated issuers, at value (cost $1,600,882,145)	$1,886,698,038
Investments in affiliated issuers, at value (cost $26,047,259)	26,047,259
Cash	9,806,586
Receivables:
Dividends	421,142
Fund shares sold	61,953
Collateral on certain derivative contracts(a)	1,176
Current prepaid income tax	8,417,294
Prepaid state and local franchise taxes	33,290
Blue Sky	80,893

Total assets	1,931,567,631

Liabilities:

Foreign currency overdraft, at value (identified cost $93)	89
Payables:
Management fees	685,230
Fund shares redeemed	628,283
Investments purchased	63,352
Distribution and Service fees and Transfer Agency fees	41,551
Deferred taxes	136,452,098
Accrued expenses	312,260

Total liabilities	138,182,863

Net Assets:

Paid-in capital	2,147,079,010
Total distributable loss	(353,694,242)

NET ASSETS	$1,793,384,768

Net Assets:
Class A	$77,822,811
Class C	8,688,828
Institutional	210,491,006
Investor	72,530,115
Class R6	45,489,145
Class R	921,076
Class P	1,377,441,787

Total Net Assets	$1,793,384,768

Shares Outstanding $ 0.001 par value (unlimited number of shares authorized):
Class A	1,989,476
Class C	262,357
Institutional	4,958,674
Investor	1,755,507
Class R6	1,069,059
Class R	24,856
Class P	32,257,711

Net asset value, offering and redemption price per share:(b)
Class A	39.12
Class C	33.12
Institutional	42.45
Investor	41.32
Class R6	42.55
Class R	37.06
Class P	42.70

(a)	Includes segregated cash of $1,176 relating to initial margin requirements and/or collateral on options transaction.
(b)

Maximum public offering price per share for Class A Shares is $41.40. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statement of Operations For the Six Months Ended May 31, 2026 (Unaudited)

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $ 261,160)	$56,417,726

Dividends — affiliated issuers	113,764

Less: Return of Capital on Dividends	(41,570,012)

Total investment income	14,961,478

Expenses:

Management fees	8,252,478

Transfer Agency fees(a)	362,328

Professional fees	184,089

Distribution and Service (12b-1) fees(a)	129,074

Custody, accounting and administrative services	85,888

Registration fees	74,201

Printing and mailing costs	40,905

Trustee fees	14,759

Franchise tax expense	14,000

Service fees — Class C	10,956

Other	30,526

Total operating expenses, before taxes	9,199,204

Less — expense reductions	(4,157)

Net operating expenses, before taxes	9,195,047

NET INVESTMENT INCOME, BEFORE TAXES	5,766,431

Current and deferred tax expense	(1,345,581)

NET INVESTMENT INCOME, NET OF TAXES	4,420,850

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	63,915,204

Foreign currency transactions	3,158

Current and deferred tax (expense)/benefit	(14,915,177)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	242,952,563

Foreign currency translation	(1,458)

Current and deferred tax (expense)/benefit	(56,691,983)

Net realized and unrealized gain, net of taxes	235,262,307

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$239,683,157

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

Distribution and/or Service (12b-1) Fees			Transfer Agency Fees

Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P

$93,855	$32,869	$2,350	$56,313	$6,574	$41,454	$53,287	$6,726	$705	$197,269

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Statements of Changes in Net Assets

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025

From operations:

Net investment income (loss), net of taxes	$ 4,420,850	$ (2,964,369)

Net realized gain, net of taxes	49,003,185	297,042,412

Net change in unrealized gain (loss), net of taxes	186,259,122	(310,422,556)

Net increase (decrease) in net assets resulting from operations	239,683,157	(16,344,513)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,658,108)	(5,078,246)

Class C Shares	(360,331)	(866,667)

Institutional Shares	(6,693,083)	(14,086,657)

Investor Shares	(2,363,516)	(4,757,673)

Class R6 Shares	(1,411,126)	(2,907,514)

Class R Shares	(34,226)	(64,251)

Class P Shares	(42,900,164)	(81,860,234)

Total distributions to shareholders	(56,420,554)	(109,621,242)

From share transactions:

Proceeds from sales of shares	74,897,685	133,109,025

Reinvestment of distributions	55,737,889	108,227,806

Cost of shares redeemed	(127,422,640)	(265,609,391)

Net increase (decrease) in net assets resulting from share transactions	3,212,934	(24,272,560)

TOTAL INCREASE (DECREASE)	186,475,537	(150,238,315)

Net assets:

Beginning of period	1,606,909,231	1,757,147,546

End of period	$1,793,384,768	$1,606,909,231

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class A Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$35.19		$38.19	$31.06	$28.86	$22.75	$17.15

Net investment income (loss)(a)	0.03		(0.19)	(0.06)	(0.13)	(0.07)	(0.13)(b)

Net realized and unrealized gain (loss)	5.25		(0.22)	9.68	4.45	7.88	7.23

Total from investment operations	5.28		(0.41)	9.62	4.32	7.81	7.10

Distributions to shareholders from net investment income	(1.35)		(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of period	$39.12		$35.19	$38.19	$31.06	$28.86	$22.75

Total return(c)	15.02%		(1.02)%	32.26%	15.84%	34.91%	41.88%

Net assets, end of period (in 000s)	$77,823		$69,083	$74,562	$59,874	$53,751	$39,835

Ratio of net expenses to average net assets after tax expense(d)	5.64	%(e)	1.32%	7.32%	2.42%	2.59%	0.42%

Ratio of total expenses to average net assets after tax expense(d)	5.64	%(e)	1.32%	7.32%	2.42%	2.59%	0.43%

Ratio of net expenses to average net assets before tax expense	1.41	%(e)	1.42%	1.42%	1.43%	1.45%	1.45%

Ratio of net investment income (loss) to average net assets(f)	0.15	%(e)	(0.53)%	(0.19)%	(0.47)%	(0.26)%	(0.60)%

Portfolio turnover rate(g)	14%		130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class C Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$30.08		$33.27	$27.54	$26.01	$20.79	$15.88

Net investment loss(a)	(0.14)		(0.34)	(0.06)	(0.31)	(0.24)	(0.27)(b)

Net realized and unrealized gain (loss)	4.53		(0.26)	8.28	3.96	7.16	6.68

Total from investment operations	4.39		(0.60)	8.22	3.65	6.92	6.41

Distributions to shareholders from net investment income	(1.35)		(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of period	$33.12		$30.08	$33.27	$27.54	$26.01	$20.79

Total return(c)	14.61%		(1.76)%	31.27%	14.97%	33.89%	40.85%

Net assets, end of period (in 000s)	$8,689		$8,891	$13,612	$16,025	$22,030	$25,647

Ratio of net expenses to average net assets after tax expense(d)	6.53	%(e)	1.85%	7.63%	3.20%	3.34%	1.16%

Ratio of total expenses to average net assets after tax expense(d)	6.53	%(e)	1.85%	7.63%	3.20%	3.34%	1.18%

Ratio of net expenses to average net assets before tax expense	2.16	%(e)	2.17%	2.17%	2.18%	2.20%	2.20%

Ratio of net investment loss to average net assets(f)	(0.86	)%(e)	(1.08)%	(0.20)%	(1.23)%	(1.00)%	(1.35)%

Portfolio turnover rate(g)	14%		130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Institutional Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$38.02		$40.90	$32.99	$30.43	$23.82	$17.84

Net investment income (loss)(a)	0.10		(0.03)	(0.06)	(0.04)	0.03	(0.05)(b)

Net realized and unrealized gain (loss)	5.68		(0.26)	10.46	4.72	8.28	7.53

Total from investment operations	5.78		(0.29)	10.40	4.68	8.31	7.48

Distributions to shareholders from net investment income	(1.35)		(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of period	$42.45		$38.02	$40.90	$32.99	$30.43	$23.82

Total return(c)	15.22%		(0.65)%	32.75%	16.22%	35.45%	42.40%

Net assets, end of period (in 000s)	$210,491		$199,319	$233,477	$192,787	$198,807	$160,785

Ratio of net expenses to average net assets after tax expense(d)	5.30	%(e)	0.86%	6.94%	2.08%	2.22%	0.05%

Ratio of total expenses to average net assets after tax expense(d)	5.30	%(e)	0.86%	6.94%	2.08%	2.22%	0.06%

Ratio of net expenses to average net assets before tax expense	1.05	%(e)	1.06%	1.06%	1.07%	1.08%	1.09%

Ratio of net investment income (loss) to average net assets(f)	0.46	%(e)	(0.08)%	(0.17)%	(0.12)%	0.12%	(0.21)%

Portfolio turnover rate(g)	14%		130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Investor Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$37.05		$39.97	$32.33	$29.89	$23.45	$17.60

Net investment income (loss)(a)	0.07		(0.11)	(0.06)	(0.06)	— (b)	(0.08)(c)

Net realized and unrealized gain (loss)	5.55		(0.22)	10.19	4.62	8.14	7.43

Total from investment operations	5.62		(0.33)	10.13	4.56	8.14	7.35

Distributions to shareholders from net investment income	(1.35)		(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of period	$41.32		$37.05	$39.97	$32.33	$29.89	$23.45

Total return(d)	15.19%		(0.77)%	32.58%	16.11%	35.28%	42.23%

Net assets, end of period (in 000s)	$72,530		$66,459	$68,322	$53,118	$59,725	$40,346

Ratio of net expenses to average net assets after tax expense(e)	5.42	%(f)	1.09%	7.25%	2.16%	2.34%	0.17%

Ratio of total expenses to average net assets after tax expense(e)	5.42	%(f)	1.09%	7.25%	2.16%	2.34%	0.18%

Ratio of net expenses to average net assets before tax expense	1.16	%(f)	1.17%	1.17%	1.18%	1.20%	1.20%

Ratio of net investment income (loss) to average net assets(g)	0.34	%(f)	(0.29)%	(0.18)%	(0.20)%	(0.01)%	(0.36)%

Portfolio turnover rate(h)	14%		130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(f)	Annualized with the exception of tax expenses.
(g)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class R6 Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$38.10		$40.98	$33.05	$30.47	$23.85	$17.86

Net investment income (loss)(a)	0.08		(0.09)	(0.04)	(0.03)	0.04	(0.04)(b)

Net realized and unrealized gain (loss)	5.72		(0.20)	10.46	4.73	8.28	7.53

Total from investment operations	5.80		(0.29)	10.42	4.70	8.32	7.49

Distributions to shareholders from net investment income	(1.35)		(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of period	$42.55		$38.10	$40.98	$33.05	$30.47	$23.85

Total return(c)	15.24%		(0.65)%	32.75%	16.26%	35.45%	42.41%

Net assets, end of period (in 000s)	$45,489		$44,561	$45,162	$115,489	$126,621	$138,288

Ratio of net expenses to average net assets after tax expense(d)	5.31	%(e)	1.04%	5.31%	2.06%	2.21%	0.04%

Ratio of total expenses to average net assets after tax expense(d)	5.31	%(e)	1.04%	5.31%	2.06%	2.21%	0.05%

Ratio of net expenses to average net assets before tax expense	1.04	%(e)	1.05%	1.05%	1.06%	1.07%	1.08%

Ratio of net investment income (loss) to average net assets(f)	0.39	%(e)	(0.24)%	(0.12)%	(0.10)%	0.13%	(0.17)%

Portfolio turnover rate(g)	14%		130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)

Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses). (e) Annualized with the exception of tax expenses.

(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class R Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$33.44		$36.51	$29.86	$27.90	$22.09	$16.72

Net investment loss(a)	(0.03)		(0.29)	(0.06)	(0.21)	(0.13)	(0.18)(b)

Net realized and unrealized gain (loss)	5.00		(0.19)	9.20	4.29	7.64	7.05

Total from investment operations	4.97		(0.48)	9.14	4.08	7.51	6.87

Distributions to shareholders from net investment income	(1.35)		(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of period	$37.06		$33.44	$36.51	$29.86	$27.90	$22.09

Total return(c)	14.88%		(1.26)%	31.94%	15.52%	34.59%	41.57%

Net assets, end of period (in 000s)	$921		$866	$940	$1,000	$843	$731

Ratio of net expenses to average net assets after tax expense(d)	5.91	%(e)	1.62%	7.32%	2.72%	2.84%	0.66%

Ratio of total expenses to average net assets after tax expense(d)	5.91	%(e)	1.62%	7.32%	2.72%	2.85%	0.67%

Ratio of net expenses to average net assets before tax expense	1.66	%(e)	1.67%	1.67%	1.68%	1.70%	1.70%

Ratio of net investment loss to average net assets(f)	(0.15	)%(e)	(0.83)%	(0.19)%	(0.76)%	(0.50)%	(0.85)%

Portfolio turnover rate(g)	14%		130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	MLP Energy Infrastructure Fund

	Class P Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$38.23		$41.11	$33.15	$30.56	$23.92	$17.91

Net investment income (loss)(a)	0.12		(0.06)	(0.06)	(0.03)	0.03	(0.05)(b)

Net realized and unrealized gain (loss)	5.70		(0.23)	10.51	4.74	8.31	7.56

Total from investment operations	5.82		(0.29)	10.45	4.71	8.34	7.51

Distributions to shareholders from net investment income	(1.35)		(2.59)	(2.49)	(2.12)	(1.70)	(1.50)

Net asset value, end of period	$42.70		$38.23	$41.11	$33.15	$30.56	$23.92

Total return(c)	15.24%		(0.65)%	32.74%	16.25%	35.43%	42.40%

Net assets, end of period (in 000s)	$1,377,442		$1,217,729	$1,321,072	$1,209,941	$1,051,583	$772,491

Ratio of net expenses to average net assets after tax expense(d)	5.25	%(e)	0.95%	6.82%	2.07%	2.21%	0.04%

Ratio of total expenses to average net assets after tax expense(d)	5.25	%(e)	0.95%	6.82%	2.07%	2.21%	0.05%

Ratio of net expenses to average net assets before tax expense	1.04	%(e)	1.05%	1.05%	1.06%	1.07%	1.08%

Ratio of net investment income (loss) to average net assets(f)	0.56	%(e)	(0.16)%	(0.17)%	(0.11)%	0.12%	(0.23)%

Portfolio turnover rate(g)	14%		130%	103%	102%	117%	166%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Current and deferred tax expense/benefit for the ratio calculation is derived from the net investment income (loss), and realized and unrealized gains (losses).
(e)	Annualized with the exception of tax expenses.
(f)	Current and deferred tax benefit for the ratio calculation is derived from net investment income (loss) only.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements May 31, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs MLP Energy Infrastructure Fund (the “Fund”). The Fund is a non-diversified portfolio under the Act offering seven classes of shares — Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, net of any foreign withholding taxes, and less any amounts reclaimable. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the Fund’s schedule K-1 received from the MLPs. The Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Distributions to Shareholders — Over the long term, the Fund makes distributions to its shareholders each fiscal quarter at a rate that is approximately equal to the distributions the Fund receives from the MLPs and other securities in which it invests. To permit the Fund to maintain more stable quarterly distributions, the distribution for any particular quarterly period may be more or less than the amount of total distributable earnings actually earned by the Fund. The Fund estimates that only a portion of the distributions paid to shareholders will be treated as income. The remaining portion of the Fund’s distribution, which may be significant, is expected to be a return of capital. These estimates are based on the Fund’s operating results during the period, and their final federal income tax characterization may differ.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/Tax differences based on the appropriate tax character.

E. Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended, but will rather be taxed as a corporation. As a result, the Fund is obligated to pay federal, state and local income tax on its taxable income. The Fund invests primarily in MLPs, which generally are treated as

12

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund must report its allocable share of the MLPs’ taxable income or loss in computing its own taxable income or loss, regardless of whether the MLPs make distributions to the Fund. The Fund’s tax expense or benefit is included in the Statement of Operations based on the component of income or gains/ losses to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/losses, which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes, and (iii) the net tax benefit of accumulated net operating losses and capital loss carryforwards. The Fund will accrue a deferred income tax liability balance, at the currently effective statutory United States (“U.S.”) federal income tax rate plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses.

To the extent the Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. A valuation allowance is required if based on the evaluation criterion provided by Accounting Standards Codification (“ASC”) 740, Income Taxes (ASC 740) it is more likely than not that some portion, or all, of the deferred tax asset will not be realized. The factors considered in assessing the Fund’s valuation allowance include: the nature, frequency, and severity of current and cumulative losses, the duration of the statutory carryforward periods and the associated risks that operating and capital loss carryforwards may expire unutilized. From time to time, as new information becomes available, the Fund will modify its estimates or assumptions regarding the deferred tax liability or asset. Unexpected significant decreases in cash distributions from the Fund’s MLP investments or significant declines in the fair value of its investments may change the Fund’s assessment regarding the recoverability of its deferred tax assets and may result in a valuation allowance. If a valuation allowance is required to reduce any deferred tax asset in the future, it could have a material impact on the Fund’s NAV and results of operations in the period it is recorded. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate operating income/loss and gains/losses and current taxes and deferred tax liabilities and/or asset balances for purposes of daily reporting of NAVs and financial statement reporting. In addition, sales of MLP investments will result in allocations to the Fund of taxable ordinary income or loss and capital gain or loss, each in amounts that will not be reported to the Fund until the following year, in magnitudes often not readily estimable before such reporting is made. The portion of gain on a disposition of an MLP equity security that is taxed as ordinary income under the Code will be recognized even if there is a net taxable loss on the disposition.

It is the Fund’s policy to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. The Fund anticipates filing income tax returns in the U.S. federal jurisdiction and various states, and such returns are subject to examination by the tax jurisdictions. The Fund determines its state filings primarily based on underlying state factors provided by its MLP investments. The Fund has reviewed all major jurisdictions and concluded that there is no significant impact on its net assets and no tax liability resulting from unrecognized tax benefits or expenses relating to uncertain tax positions expected to be taken on its tax returns.

Return of Capital Estimates — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign

13

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

G. Segment Reporting — The Fund follows Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with

14

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of May 31, 2026:

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock(a)

Asia	$22,003,438	$—	$—

North America	1,864,694,600	—	—

Investment Company	26,047,259	—	—

Total	$1,912,745,297	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedule of Investments.

15

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

4. TAXATION

Total income taxes are computed by applying the federal statutory rate plus a blended state income tax rate. During the six months ended May 31, 2026, the Fund reevaluated its blended state income tax rate, decreasing the rate from 2.09% to 2.02% due to an anticipated change in state apportionment of income and gains. The reconciliation between the federal statutory income tax rate of 21% and the effective tax rate on net investment income/loss and realized and unrealized gain/loss is as follows:

Application of statutory income tax rate	$65,653,538	21.00%

State income taxes, net of federal benefit	6,315,245	2.02%

Change in estimated deferred tax rate	(202,096)	(0.06)%

Effect of permanent differences	1,186,054	0.38%

Total current and deferred income tax expense/(benefit), net	$72,952,741	23.34%

Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. At May 31, 2026, components of the Fund’s deferred tax assets and liabilities were as follows:

Deferred tax assets:

Net operating loss carryforward	$7,049,830

State Net operating loss carryforward	783,257

Other tax assets	2,503,085

Total Deferred Tax Assets	$10,336,172

Deferred tax liabilities:

Book vs tax partnership income to be recognized	$(65,949,263)

Net unrealized gains on investment securities (tax basis)	(80,839,007)

Total Deferred Tax Liabilities	$(146,788,270)

Net Deferred Tax Asset/(Liability)	$(136,452,098)

At May 31, 2026, the Fund had net operating loss carryforwards, to be carried forward indefinitely and subject to a limitation of 80% of taxable income before any net operating loss utilization, as follows:

For Fiscal Year Ended:	Amount	Expiration

November 30, 2026	$33,570,617	Indefinite

The Fund reviews the recoverability of its deferred tax assets based upon the weight of the available evidence. When assessing, the Fund’s management considers available carrybacks, reversing temporary taxable differences, and tax planning, if any. As a result of its analysis of the recoverability of its deferred tax assets, the Fund has determined that no valuation allowance will be established for its tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant increases or declines in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in the recording or removal of a valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

For the six months ended May 31, 2026, components of the Fund’s current and deferred tax expense/(benefit) are as follows:

	Current	Deferred	Total

Federal	$—	$72,793,518	$72,793,518

State	(2,168)	161,391	159,223

Total	$(2,168)	$72,954,909	$72,952,741

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GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

4. TAXATION (continued)

For the six months ended May 31, 2026, the fund paid federal income tax of $24,500,000.

For the six months ended May 31, 2026, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. At May 31, 2026, gross unrealized appreciation and depreciation of investments, based on cost, for federal income tax purposes was as follows:

Tax Cost	$1,275,126,439

Gross unrealized gain	693,872,340

Gross unrealized loss	(56,253,571)

Net unrealized gain	$637,618,769

Any difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales and differences related to the tax treatment of partnership investments.

For the six months ended May 31, 2026, the Fund distributions are estimated to be comprised of 100% from taxable income and 0% return of capital. Shareholders will be informed of the final tax characterization of the distributions in February 2027. The Fund’s tax years ended November 30, 2023 through November 30, 2025 remain open for examination by U.S. federal and state tax authorities. Management of the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or expenses will significantly change in the next 12 months.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

For the six months ended May 31, 2026, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate

					Effective Net
First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Management Rate^

1.00%	0.90%	0.86%	0.84%	0.82%	0.96%

^

The Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund and Institutional Shares of Goldman Sachs Central Government Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in which the Fund invests. For the six months ended May 31, 2026, GSAM waived $3,106 of the Fund’s management fee.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Fund, as applicable, as set forth below.

17

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of the Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Fund as set forth below:

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended May 31, 2026, Goldman Sachs advised that it retained $10,496 and $0 of the sales charges applicable to Class A and Class C Shares, respectively.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to its customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation, indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.064%. These Other Expense limitations will remain in place through at least March 30, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above. For the six months ended May 31, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

		Total
Management	Transfer Agency	Expense
Fee Waiver	Waivers/Credits	Reductions

$3,106	$1,051	$4,157

G. Other Transactions with Affiliates — For the six months ended May 31, 2026, Goldman Sachs earned $129,073 in brokerage commissions from portfolio transactions on behalf of the Fund.

18

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Fund’s investments in the Goldman Sachs Central Government Fund —Institutional Shares and Goldman Sachs Financial Square Government Fund — Institutional Shares as of and for the six months ended May 31, 2026:

	Beginning			Ending
	Value as of	Purchases	Proceeds	Value as of	Shares as of	Dividend
Underlying Fund	November 30, 2025	at Cost	from Sales	May 31, 2026	May 31, 2026	Income

Goldman Sachs Central Government Fund — Institutional Shares	$ —	$39,277,250	$(13,229,991)	$26,047,259	26,047,259	$43,747

Goldman Sachs Financial Square Government Fund — Institutional Shares	2,704,892	75,799,442	(78,504,334)	—	—	70,017

H. Line of Credit Facility — As of May 31, 2026, the Fund participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2026, the Fund did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended May 31, 2026, were $257,096,625 and $311,327,830, respectively.

7. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds that invest in similar asset classes but employ a different investment style. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

Energy Sector Risk — The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

19

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

7. OTHER RISKS (continued)

During periods of heightened volatility, energy producers that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors, including the Fund, which in turn could impact the ability of the Fund to pay dividends and dramatically impact the value of the Fund’s investments.

Infrastructure Company Risk — Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments,

20

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

7. OTHER RISKS (continued)

could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

MLP Tax Risk — MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Strategy Risk — The Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Fund and its shareholders.

Tax Risks — Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, and will also be subject to state and local income taxes.

Tax Estimation/NAV Risk. In calculating the Fund’s daily NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. The Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 21%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV which could have an effect on the market price of the shares. Upon the Fund’s sale of its interest in an MLP, the Fund may be liable for previously deferred taxes. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses, capital loss carryforwards, and/or unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV to the extent it exceeds any valuation allowance which could have an effect on the market price of the shares. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s

21

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

7. OTHER RISKS (continued)

NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

The Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

22

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	MLP Energy Infrastructure Fund

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	92,926	$ 3,534,432	170,175	$ 6,252,765
Reinvestment of distributions	67,319	2,649,883	141,104	5,062,227
Shares redeemed	(134,017)	(5,126,350)	(300,611)	(10,801,265)

	26,228	1,057,965	10,668	513,727

Class C Shares
Shares sold	16,053	526,971	29,955	973,431
Reinvestment of distributions	10,787	360,331	27,974	866,667
Shares redeemed	(60,032)	(1,941,933)	(171,511)	(5,406,441)

	(33,192)	(1,054,631)	(113,582)	(3,566,343)

Institutional Shares
Shares sold	109,066	4,500,733	455,148	17,939,428
Reinvestment of distributions	141,571	6,040,057	329,729	12,746,637
Shares redeemed	(534,835)	(21,751,360)	(1,250,367)	(48,060,276)

	(284,198)	(11,210,570)	(465,490)	(17,374,211)

Investor Shares
Shares sold	87,646	3,518,447	473,095	18,162,187
Reinvestment of distributions	56,382	2,342,102	125,257	4,720,276
Shares redeemed	(182,114)	(7,374,356)	(513,932)	(19,265,141)

	(38,086)	(1,513,807)	84,420	3,617,322

Class R6 Shares
Shares sold	4,563	194,055	292	11,300
Reinvestment of distributions	32,989	1,411,126	75,136	2,907,514
Shares redeemed	(137,975)	(5,593,597)	(7,890)	(329,272)

	(100,423)	(3,988,416)	67,538	2,589,542

Class R Shares
Shares sold	975	34,683	1,840	63,089
Reinvestment of distributions	917	34,226	1,881	64,251
Shares redeemed	(2,946)	(108,605)	(3,562)	(125,175)

	(1,054)	(39,696)	159	2,165

Class P Shares
Shares sold	1,516,880	62,588,364	2,283,479	89,706,825
Reinvestment of distributions	999,441	42,900,164	2,107,393	81,860,234
Shares redeemed	(2,107,995)	(85,526,439)	(4,672,710)	(181,621,821)

	408,326	19,962,089	(281,838)	(10,054,762)

NET INCREASE (DECREASE)	(22,399)	$ 3,212,934	(698,125)	$ (24,272,560)

23

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. MLPEISAR-26

Goldman Sachs Funds Semi-Annual Financial Statements May 31, 2026 Energy Funds Goldman Sachs Clean Energy Income Fund Goldman Sachs Energy Infrastructure Fund

Goldman Sachs Energy Funds

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks† – 98.9%

Bioenergy – 10.5%
9,811	Bloom Energy Corp. Class A*	$2,796,135
7,594	Darling Ingredients, Inc.*	448,805
10,347	Ormat Technologies, Inc.	1,419,919

		4,664,859

Clean power – 63.8%
892	Acciona SA	255,886
13,342	American Electric Power Co., Inc.	1,690,031
23,955	Boralex, Inc. Class A	640,642
9,753	Brookfield Renewable Partners LP	360,436
30,900	Chubu Electric Power Co., Inc.	567,330
29,309	Clearway Energy, Inc. Class C	1,206,358
78,500	CLP Holdings Ltd.	766,034
8,904	CMS Energy Corp.	646,163
78,438	EDP Renewables SA	1,296,951
700	EDP Renovaveis SA*	11,574
435,671	EDP SA	2,218,719
23,115	Engie SA	713,076
146,400	Equatorial SA	1,118,776
10,165	HA Sustainable Infrastructure Capital, Inc.	416,765
37,882	Hydro One Ltd.(a)	1,557,980
37,464	Iberdrola SA	850,501
3,913	IDACORP, Inc.	548,877
190,016	Meridian Energy Ltd.	667,021
41,322	National Grid PLC	663,240
5,478	NextEra Energy, Inc.	476,641
44,282	Northland Power, Inc.	755,458
77,509	Orsted AS*(a)(b)	1,975,359
18,510	Redeia Corp. SA	318,022
37,081	RWE AG	2,359,789
24,369	Solaria Energia y Medio Ambiente SA*	667,407
68,711	SSE PLC	2,156,946
164,874	Terna - Rete Elettrica Nazionale	1,894,262
17,448	TransAlta Corp.	248,688
6,935	Verbund AG	465,553
9,766	Xcel Energy, Inc.	776,397

		28,290,882

Hydrogen* – 1.6%
174,423	Plug Power, Inc.	688,971

Solar Tech – 18.2%
6,376	Enlight Renewable Energy Ltd.*	684,910
17,707	Enphase Energy, Inc.*	1,210,450
9,006	First Solar, Inc.*	2,762,951
16,057	Nextpower, Inc. Class A*	2,511,315
4,132	SolarEdge Technologies, Inc.*	315,478
1,700,000	Xinyi Solar Holdings Ltd.	579,830

		8,064,934

Shares	Description	Value

Common Stocks† – (continued)

Wind Tech – 4.8%
16,741	Nordex SE*	$806,618
46,763	Vestas Wind Systems AS	1,312,069

		2,118,687

TOTAL COMMON STOCKS (Cost $28,574,031)		$43,828,333

Shares	Dividend Rate	Value

Investment Company(c) – 0.1%

Goldman Sachs Central Government Fund — Institutional Shares
56,754	3.683%	$56,754
(Cost $56,754)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE – 99.0% (Cost $28,630,785)		$43,885,087

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 2.8%

Goldman Sachs Financial Square Government Fund — Institutional Shares
1,258,691	3.532%	$1,258,691
(Cost $1,258,691)

TOTAL INVESTMENTS – 101.8% (Cost $29,889,476)		$45,143,778

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%		(818,656)

NET ASSETS – 100.0%		$44,325,122

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the RENEWNA Index.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	1

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Schedule of Investments May 31, 2026 (Unaudited)

Shares	Description	Value

Common Stocks† – 98.6%

Gathering + Processing – 30.5%
592,484	Antero Midstream Corp.	$12,418,464
154,832	Hess Midstream LP Class A	5,806,200
223,775	Kinetik Holdings, Inc.	10,282,461
50,773	Kodiak Gas Services, Inc.	3,394,175
550,989	MPLX LP	30,111,549
203,153	ONEOK, Inc.	17,052,663
120,943	Targa Resources Corp.	30,848,931
255,086	Western Midstream Partners LP	10,935,537
330,677	Williams Cos., Inc.	23,607,031

		144,457,011

Marketing | Wholesale – 1.5%
337,982	Gibson Energy, Inc.	6,974,640

Other | Liquefaction – 4.4%
93,495	Cheniere Energy, Inc.	21,023,286

Pipeline Transportation | Natural Gas – 38.0%
217,143	DT Midstream, Inc.	30,395,677
2,428,722	Energy Transfer LP	46,558,601
676,925	Enterprise Products Partners LP	24,904,071
530,261	Keyera Corp.	21,996,610
545,922	Kinder Morgan, Inc.	16,967,256
169,845	Rockpoint Gas Storage, Inc. Class A	3,629,372
355,121	TC Energy Corp.	23,661,854
1,000,506	Venture Global, Inc. Class A	12,046,092

		180,159,533

Pipeline Transportation | Petroleum – 19.9%
661,505	Enbridge, Inc.	36,293,648
437,199	Pembina Pipeline Corp.	20,394,058
54,884	Plains All American Pipeline LP	1,231,048
947,532	Plains GP Holdings LP Class A*	23,072,404
374,504	South Bow Corp.	13,467,164

		94,458,322

Production + Mining | Hydrocarbon – 1.0%
48,391	Expand Energy Corp.	4,499,395

Shares	Description	Value

Common Stocks† – (continued)

Services | Midstream – 1.0%
173,071	USA Compression Partners LP	$4,764,645

Services | Upstream – 2.3%
132,307	Archrock, Inc.	4,430,962
240,793	BKV Corp.*	6,390,646

		10,821,608

TOTAL COMMON STOCKS (Cost $170,124,097)		$467,158,440

Shares	Dividend Rate	Value

Investment Company(a) – 0.9%

Goldman Sachs Central Government Fund — Institutional Shares
4,086,259	3.683%	$4,086,259
(Cost $4,086,259)

TOTAL INVESTMENTS – 99.5% (Cost $174,210,356)		$471,244,699

OTHER ASSETS IN EXCESS OF OTHER LIABILITIES – 0.5%		2,265,247

NET ASSETS – 100.0%		$473,509,946

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

†	Sector and subsector categorizations are determined by GSAM and may differ from sector categorizations used by the AMEI Index.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
GP	—General Partnership
LP	—Limited Partnership

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS ENERGY FUNDS

Statements of Assets and Liabilities May 31, 2026 (Unaudited)

	Clean Energy Income Fund	Energy Infrastructure Fund

Assets:

Investments in unaffiliated issuers, at value (cost $28,574,031 and $170,124,097, respectively)	$ 43,828,333	$467,158,440
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,258,691	—
Investments in affiliated issuers, at value (cost $56,754 and $4,086,259, respectively)	56,754	4,086,259
Cash	226,550	2,413,769
Foreign currencies, at value (cost $36,445 and $0, respectively)	36,457	—
Receivables:
Foreign tax reclaims	275,271	—
Dividends	52,390	429,796
Reimbursement from investment adviser	13,643	3,437
Investments sold on an extended-settlement basis	11,411	—
Fund shares sold	3,930	108
Securities lending income	330	—
Other assets	70,134	87,970

Total assets	45,833,894	474,179,779

Liabilities:

Payables:
Payable upon return of securities loaned	1,258,691	—
Professional fees	103,972	117,421
Custody fees	90,208	83,254
Fund shares redeemed	18,941	261,541
Management fees	13,368	190,421
Investments purchased on an extended-settlement basis	11,411	—
Distribution and Service fees and Transfer Agency fees	1,494	7,060
Investments purchased	453	6,359
Accrued expenses	10,234	3,777

Total liabilities	1,508,772	669,833

Net Assets:

Paid-in capital	139,697,054	187,081,744

Total distributable earnings (loss)	(95,371,932)	286,428,202

NET ASSETS	$ 44,325,122	$473,509,946

Net Assets:
Class A	$ 3,505,685	$ 7,214,516
Class C	1,092,473	424,572
Institutional	2,258,310	7,585,965
Investor	969,746	144,255
Class R6	185,450	484,440
Class R	—	199,128
Class P	36,313,458	457,457,070

Total Net Assets	$ 44,325,122	$473,509,946

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	245,749	462,425
Class C	77,382	27,109
Institutional	157,867	482,374
Investor	67,897	9,172
Class R6	12,968	30,830
Class R	—	12,705
Class P	2,540,020	29,095,934

Net asset value, offering and redemption price per share:(a)
Class A	14.27	15.60
Class C	14.12	15.66
Institutional	14.31	15.73
Investor	14.28	15.73
Class R6	14.30	15.71
Class R	—	15.67
Class P	14.30	15.72

(a)

Maximum public offering price per share for Class A Shares of the Clean Energy Income and Energy Infrastructure Funds is $15.10 and $16.51, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

4	The accompanying notes are an integral part of these financial statements.

GOLD MAN SACHS ENERGY FUNDS

Statements of Operations For the Six Months Ended May 31, 2026 (Unaudited)

	Clean Energy Income Fund	Energy Infrastructure Fund

Investment Income:

Dividends — unaffiliated issuers (net of tax withholding of $40,702 and $466,381, respectively)	$ 403,121	$ 6,111,643

Non-cash dividends — unaffiliated issuers	36,139	—

Dividends — affiliated issuers	2,843	20,236

Securities lending income, net of rebates received or paid to borrowers — unaffiliated issuers	2,015	—

Interest	586	—

Total investment income	444,704	6,131,879

Expenses:

Management fees	165,392	2,308,851

Professional fees	75,520	84,283

Custody, accounting and administrative services	54,440	59,998

Registration fees	43,779	59,626

Printing and mailing costs	15,708	20,154

Trustee fees	13,289	13,669

Transfer Agency fees(a)	10,210	73,735

Distribution and Service (12b-1) fees(a)	6,661	9,548

Service fees — Class C	1,102	497

Other	3,108	11,203

Total expenses	389,209	2,641,564

Less — expense reductions	(194,853)	(101,888)

Net expenses	194,356	2,539,676

NET INVESTMENT INCOME	250,348	3,592,203

Current and deferred tax benefit	—	(17,057)

NET INVESTMENT INCOME	250,348	3,575,146

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	3,717,277	34,366,520

Foreign currency transactions	11,712	(22,130)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	5,654,760	49,353,410

Foreign currency translation	(1,349)	(2,519)

Net realized and unrealized gain	9,382,400	83,695,281

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,632,748	$87,270,427

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Clean Energy Income Fund	$3,353	$3,308	$—	$2,012	$661	$462	$2,192	$26	$—	$ 4,857
Energy Infrastructure Fund	7,596	1,490	462	4,558	298	1,569	103	1,581	138	65,488

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ENERGY FUNDS

Statements of Changes in Net Assets

	Clean Energy Income Fund		Energy Infrastructure Fund

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025

From operations:

Net investment income	$ 250,348	$ 573,901	$ 3,575,146	$ 6,180,738
Net realized gain (loss)	3,728,989	(2,548,203)	34,344,390	16,907,667
Net change in unrealized gain (loss)	5,653,411	10,256,399	49,350,891	(27,850,454)

Net increase (decrease) in net assets resulting from operations	9,632,748	8,282,097	87,270,427	(4,762,049)

Distributions to shareholders:

From distributable earnings:
Class A Shares	—	(27,409)	(294,276)	(518,275)
Class C Shares	—	(5,363)	(20,671)	(75,087)
Institutional Shares	—	(45,382)	(403,404)	(774,035)
Investor Shares	—	(61,561)	(7,216)	(15,881)
Class R6 Shares	—	(2,720)	(1,813,882)	(4,818,963)
Class R Shares	—	—	(9,761)	(18,482)
Class P Shares	—	(553,639)	(22,879,866)	(54,637,155)
Return of capital:
Class A Shares	—	(878)	—	—
Class C Shares	—	(172)	—	—
Institutional Shares	—	(1,454)	—	—
Investor Shares	—	(1,973)	—	—
Class R6 Shares	—	(87)	—	—
Class P Shares	—	(17,739)	—	—

Total distributions to shareholders	—	(718,377)	(25,429,076)	(60,857,878)

From share transactions:

Proceeds from sales of shares	4,022,350	5,630,798	38,984,594	80,052,116
Reinvestment of distributions	—	707,670	25,394,976	60,773,614
Cost of shares redeemed	(10,578,130)	(22,740,776)	(94,771,167)	(109,531,921)

Net increase (decrease) in net assets resulting from share transactions	(6,555,780)	(16,402,308)	(30,391,597)	31,293,809

TOTAL INCREASE (DECREASE)	3,076,968	(8,838,588)	31,449,754	(34,326,118)

Net assets:

Beginning of period	41,248,154	50,086,742	442,060,192	476,386,310

End of period	$ 44,325,122	$ 41,248,154	$473,509,946	$ 442,060,192

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class A Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.29		$8.95	$8.98	$12.19	$13.93	$13.60

Net investment income(a)	0.07		0.11	0.12	0.16	0.09	0.06

Net realized and unrealized gain (loss)	2.91		2.39	0.06	(3.08)	(0.97)	0.48

Total from investment operations	2.98		2.50	0.18	(2.92)	(0.88)	0.54

Distributions to shareholders from net investment income	—		(0.16)	(0.17)	(0.22)	(0.05)	(0.16)

Distributions to shareholders from net realized gains	—		—	—	—	(0.68)	(0.05)

Distributions to shareholders from return of capital	—		— (b)	(0.04)	(0.07)	(0.13)	—

Total distributions	—		(0.16)	(0.21)	(0.29)	(0.86)	(0.21)

Net asset value, end of period	$14.27		$11.29	$8.95	$8.98	$12.19	$13.93

Total return(c)	26.40%		28.11%	1.90%	(24.05)%	(6.52)%	4.01%

Net assets, end of period (in 000s)	$3,506		$1,951	$2,092	$2,909	$4,621	$5,194

Ratio of net expenses to average net assets	1.25	%(d)	1.25%	1.26%	1.26%	1.26%	1.26%

Ratio of total expenses to average net assets	2.18	%(d)	2.47%	1.80%	1.39%	1.35%	1.39%

Ratio of net investment income to average net assets	1.05	%(d)	1.23%	1.36%	1.47%	0.76%	0.42%

Portfolio turnover rate(e)	23%		23%	136%	40%	44%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class C Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.21		$8.91	$8.95	$12.13	$13.87	$13.58

Net investment income (loss)(a)	0.01		0.02	0.05	0.08	0.01	(0.05)

Net realized and unrealized gain (loss)	2.90		2.39	0.05	(3.06)	(0.97)	0.49

Total from investment operations	2.91		2.41	0.10	(2.98)	(0.96)	0.44

Distributions to shareholders from net investment income	—		(0.11)	(0.11)	(0.15)	(0.03)	(0.10)

Distributions to shareholders from net realized gains	—		—	—	—	(0.68)	(0.05)

Distributions to shareholders from return of capital	—		— (b)	(0.03)	(0.05)	(0.07)	—

Total distributions	—		(0.11)	(0.14)	(0.20)	(0.78)	(0.15)

Net asset value, end of period	$14.12		$11.21	$8.91	$8.95	$12.13	$13.87

Total return(c)	25.96%		27.16%	1.10%	(24.66)%	(7.16)%	3.22%

Net assets, end of period (in 000s)	$1,092		$773	$320	$360	$616	$481

Ratio of net expenses to average net assets	2.00	%(d)	2.00%	2.01%	2.01%	2.01%	2.01%

Ratio of total expenses to average net assets	2.94	%(d)	3.23%	2.55%	2.14%	2.10%	2.14%

Ratio of net investment income (loss) to average net assets	0.21	%(d)	0.25%	0.49%	0.72%	0.05%	(0.39)%

Portfolio turnover rate(e)	23%		23%	136%	40%	44%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Institutional Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.30		$8.95	$8.99	$12.21	$13.95	$13.61

Net investment income(a)	0.08		0.14	0.16	0.20	0.14	0.11

Net realized and unrealized gain (loss)	2.93		2.40	0.05	(3.09)	(0.98)	0.49

Total from investment operations	3.01		2.54	0.21	(2.89)	(0.84)	0.60

Distributions to shareholders from net investment income	—		(0.18)	(0.20)	(0.25)	(0.06)	(0.21)

Distributions to shareholders from net realized gains	—		—	—	—	(0.68)	(0.05)

Distributions to shareholders from return of capital	—		(0.01)	(0.05)	(0.08)	(0.16)	—

Total distributions	—		(0.19)	(0.25)	(0.33)	(0.90)	(0.26)

Net asset value, end of period	$14.31		$11.30	$8.95	$8.99	$12.21	$13.95

Total return(b)	26.64%		28.68%	2.18%	(23.79)%	(6.14)%	4.45%

Net assets, end of period (in 000s)	$2,258		$2,700	$3,595	$5,606	$7,667	$8,538

Ratio of net expenses to average net assets	0.89	%(c)	0.89%	0.90%	0.90%	0.89%	0.89%

Ratio of total expenses to average net assets	1.84	%(c)	2.10%	1.43%	1.02%	0.98%	1.03%

Ratio of net investment income to average net assets	1.23	%(c)	1.54%	1.73%	1.87%	1.12%	0.76%

Portfolio turnover rate(d)	23%		23%	136%	40%	44%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Investor Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.29		$8.95	$8.99	$12.19	$13.93	$13.61

Net investment income(a)	0.04		0.17	0.15	0.17	0.13	0.07

Net realized and unrealized gain (loss)	2.95		2.36	0.05	(3.06)	(0.98)	0.51

Total from investment operations	2.99		2.53	0.20	(2.89)	(0.85)	0.58

Distributions to shareholders from net investment income	—		(0.18)	(0.19)	(0.24)	(0.05)	(0.21)

Distributions to shareholders from net realized gains	—		—	—	—	(0.68)	(0.05)

Distributions to shareholders from return of capital	—		(0.01)	(0.05)	(0.07)	(0.16)	—

Total distributions	—		(0.19)	(0.24)	(0.31)	(0.89)	(0.26)

Net asset value, end of period	$14.28		$11.29	$8.95	$8.99	$12.19	$13.93

Total return(b)	26.48%		28.49%	2.16%	(23.88)%	(6.25)%	4.27%

Net assets, end of period (in 000s)	$970		$3,806	$1,469	$2,286	$10,087	$5,653

Ratio of net expenses to average net assets	1.00	%(c)	1.00%	1.01%	1.01%	1.01%	1.01%

Ratio of total expenses to average net assets	1.98	%(c)	2.26%	1.54%	1.14%	1.10%	1.14%

Ratio of net investment income to average net assets	0.64	%(c)	1.75%	1.60%	1.54%	1.04%	0.53%

Portfolio turnover rate(d)	23%		23%	136%	40%	44%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class R6 Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.29		$8.95	$8.99	$12.21	$13.95	$13.61

Net investment income(a)	0.09		0.15	0.15	0.20	0.15	0.11

Net realized and unrealized gain (loss)	2.92		2.39	0.06	(3.09)	(0.99)	0.49

Total from investment operations	3.01		2.54	0.21	(2.89)	(0.84)	0.60

Distributions to shareholders from net investment income	—		(0.19)	(0.20)	(0.25)	(0.06)	(0.21)

Distributions to shareholders from net realized gains	—		—	—	—	(0.68)	(0.05)

Distributions to shareholders from return of capital	—		(0.01)	(0.05)	(0.08)	(0.16)	—

Total distributions	—		(0.20)	(0.25)	(0.33)	(0.90)	(0.26)

Net asset value, end of period	$14.30		$11.29	$8.95	$8.99	$12.21	$13.95

Total return(b)	26.66%		28.59%	2.31%	(23.86)%	(6.13)%	4.46%

Net assets, end of period (in 000s)	$185		$164	$84	$83	$99	$71

Ratio of net expenses to average net assets	0.88	%(c)	0.89%	0.89%	0.88%	0.89%	0.88%

Ratio of total expenses to average net assets	1.83	%(c)	2.13%	1.43%	1.01%	0.97%	1.02%

Ratio of net investment income to average net assets	1.49	%(c)	1.62%	1.65%	1.86%	1.20%	0.75%

Portfolio turnover rate(d)	23%		23%	136%	40%	44%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS CLEAN ENERGY INCOME FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Clean Energy Income Fund

	Class P Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.29		$8.95	$8.99	$12.20	$13.94	$13.61

Net investment income(a)	0.08		0.14	0.16	0.20	0.14	0.11

Net realized and unrealized gain (loss)	2.93		2.40	0.05	(3.08)	(0.98)	0.48

Total from investment operations	3.01		2.54	0.21	(2.88)	(0.84)	0.59

Distributions to shareholders from net investment income	—		(0.19)	(0.20)	(0.25)	(0.06)	(0.21)

Distributions to shareholders from net realized gains	—		—	—	—	(0.68)	(0.05)

Distributions to shareholders from return of capital	—		(0.01)	(0.05)	(0.08)	(0.16)	—

Total distributions	—		(0.20)	(0.25)	(0.33)	(0.90)	(0.26)

Net asset value, end of period	$14.30		$11.29	$8.95	$8.99	$12.20	$13.94

Total return(b)	26.66%		28.58%	2.30%	(23.81)%	(6.14)%	4.39%

Net assets, end of period (in 000s)	$36,313		$31,854	$42,527	$86,696	$293,501	$421,488

Ratio of net expenses to average net assets	0.88	%(c)	0.88%	0.89%	0.88%	0.88%	0.88%

Ratio of total expenses to average net assets	1.82	%(c)	2.09%	1.42%	1.01%	0.97%	1.01%

Ratio of net investment income to average net assets	1.30	%(c)	1.55%	1.73%	1.79%	1.11%	0.78%

Portfolio turnover rate(d)	23%		23%	136%	40%	44%	75%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class A Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.75		$15.95	$11.75	$11.56	$9.56	$7.18

Net investment income(a)	0.09		0.14	0.15	0.15	0.07	0.06

Net realized and unrealized gain (loss)	2.57		(0.39)	5.16	0.77	2.70	2.71

Total from investment operations	2.66		(0.25)	5.31	0.92	2.77	2.77

Distributions to shareholders from net investment income	—		(0.46)	(0.44)	(0.43)	(0.37)	(0.39)

Distributions to shareholders from net realized gains	(0.81)		(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(0.81)		(1.95)	(1.11)	(0.73)	(0.77)	(0.39)

Net asset value, end of period	$15.60		$13.75	$15.95	$11.75	$11.56	$9.56

Total return(b)	20.55%		(1.14)%	48.67%	8.63%	30.74%	38.55%

Net assets, end of period (in 000s)	$7,215		$4,932	$3,699	$2,442	$2,296	$617

Ratio of net expenses to average net assets	1.46	%(c)	1.46%	1.46%	1.47%	1.47%	1.47%

Ratio of total expenses to average net assets	1.51	%(c)	1.53%	1.53%	1.52%	1.54%	1.53%

Ratio of net investment income to average net assets	1.20	%(c)	1.00%	1.21%	1.40%	0.67%	0.68%

Portfolio turnover rate(d)	20%		38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class C Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.85		$15.99	$11.79	$11.60	$9.58	$7.20

Net investment income (loss)(a)	0.03		0.03	0.06	0.07	(0.01)	0.01

Net realized and unrealized gain (loss)	2.59		(0.38)	5.15	0.77	2.71	2.69

Total from investment operations	2.62		(0.35)	5.21	0.84	2.70	2.70

Distributions to shareholders from net investment income	—		(0.30)	(0.34)	(0.35)	(0.28)	(0.32)

Distributions to shareholders from net realized gains	(0.81)		(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(0.81)		(1.79)	(1.01)	(0.65)	(0.68)	(0.32)

Net asset value, end of period	$15.66		$13.85	$15.99	$11.79	$11.60	$9.58

Total return(b)	20.09%		(1.86)%	47.46%	7.85%	29.76%	37.44%

Net assets, end of period (in 000s)	$425		$354	$719	$520	$556	$448

Ratio of net expenses to average net assets	2.21	%(c)	2.21%	2.21%	2.22%	2.22%	2.22%

Ratio of total expenses to average net assets	2.26	%(c)	2.28%	2.28%	2.27%	2.29%	2.28%

Ratio of net investment income (loss) to average net assets	0.45	%(c)	0.24%	0.48%	0.64%	(0.12)%	0.16%

Portfolio turnover rate(d)	20%		38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Institutional Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.83		$16.03	$11.81	$11.62	$9.59	$7.19

Net investment income(a)	0.11		0.19	0.19	0.21	0.11	0.10

Net realized and unrealized gain (loss)	2.60		(0.39)	5.19	0.75	2.72	2.70

Total from investment operations	2.71		(0.20)	5.38	0.96	2.83	2.80

Distributions to shareholders from net investment income	—		(0.51)	(0.49)	(0.47)	(0.40)	(0.40)

Distributions to shareholders from net realized gains	(0.81)		(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(0.81)		(2.00)	(1.16)	(0.77)	(0.80)	(0.40)

Net asset value, end of period	$15.73		$13.83	$16.03	$11.81	$11.62	$9.59

Total return(b)	20.81%		(0.81)%	49.06%	9.07%	31.17%	39.03%

Net assets, end of period (in 000s)	$7,586		$6,897	$5,238	$4,311	$1,240	$1,323

Ratio of net expenses to average net assets	1.10	%(c)	1.10%	1.10%	1.10%	1.10%	1.10%

Ratio of total expenses to average net assets	1.15	%(c)	1.18%	1.16%	1.15%	1.17%	1.18%

Ratio of net investment income to average net assets	1.54	%(c)	1.39%	1.50%	1.87%	1.04%	1.13%

Portfolio turnover rate(d)	20%		38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Investor Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.84		$16.03	$11.81	$11.61	$9.59	$7.19

Net investment income(a)	0.11		0.17	0.19	0.18	0.10	0.09

Net realized and unrealized gain (loss)	2.59		(0.38)	5.17	0.78	2.71	2.71

Total from investment operations	2.70		(0.21)	5.36	0.96	2.81	2.80

Distributions to shareholders from net investment income	—		(0.49)	(0.47)	(0.46)	(0.39)	(0.40)

Distributions to shareholders from net realized gains	(0.81)		(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(0.81)		(1.98)	(1.14)	(0.76)	(0.79)	(0.40)

Net asset value, end of period	$15.73		$13.84	$16.03	$11.81	$11.61	$9.59

Total return(b)	20.72%		(0.86)%	48.91%	8.96%	31.02%	38.90%

Net assets, end of period (in 000s)	$144		$124	$125	$84	$77	$57

Ratio of net expenses to average net assets	1.21	%(c)	1.21%	1.21%	1.22%	1.23%	1.22%

Ratio of total expenses to average net assets	1.26	%(c)	1.28%	1.28%	1.27%	1.29%	1.29%

Ratio of net investment income to average net assets	1.45	%(c)	1.24%	1.47%	1.65%	0.91%	0.96%

Portfolio turnover rate(d)	20%		38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class R6 Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.82		$16.01	$11.79	$11.59	$9.58	$7.18

Net investment income(a)	0.06		0.19	0.20	0.19	0.11	0.10

Net realized and unrealized gain (loss)	2.64		(0.38)	5.18	0.78	2.70	2.71

Total from investment operations	2.70		(0.19)	5.38	0.97	2.81	2.81

Distributions to shareholders from net investment income	—		(0.51)	(0.49)	(0.47)	(0.40)	(0.41)

Distributions to shareholders from net realized gains	(0.81)		(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(0.81)		(2.00)	(1.16)	(0.77)	(0.80)	(0.41)

Net asset value, end of period	$15.71		$13.82	$16.01	$11.79	$11.59	$9.58

Total return(b)	20.75%		(0.75)%	49.14%	9.08%	31.11%	39.13%

Net assets, end of period (in 000s)	$484		$31,012	$39,790	$32,956	$86,997	$81,455

Ratio of net expenses to average net assets	1.09	%(c)	1.09%	1.09%	1.09%	1.09%	1.09%

Ratio of total expenses to average net assets	1.16	%(c)	1.16%	1.16%	1.15%	1.15%	1.17%

Ratio of net investment income to average net assets	0.98	%(c)	1.34%	1.63%	1.76%	1.00%	1.10%

Portfolio turnover rate(d)	20%		38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class R Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.82		$16.02	$11.79	$11.62	$9.60	$7.19

Net investment income(a)	0.07		0.10	0.13	0.13	0.04	0.04

Net realized and unrealized gain (loss)	2.59		(0.39)	5.17	0.76	2.71	2.72

Total from investment operations	2.66		(0.29)	5.30	0.89	2.75	2.76

Distributions to shareholders from net investment income	—		(0.42)	(0.40)	(0.42)	(0.33)	(0.35)

Distributions to shareholders from net realized gains	(0.81)		(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(0.81)		(1.91)	(1.07)	(0.72)	(0.73)	(0.35)

Net asset value, end of period	$15.67		$13.82	$16.02	$11.79	$11.62	$9.60

Total return(b)	20.44%		(1.41)%	48.19%	8.39%	30.37%	38.33%

Net assets, end of period (in 000s)	$199		$167	$148	$126	$72	$56

Ratio of net expenses to average net assets	1.71	%(c)	1.71%	1.71%	1.72%	1.72%	1.72%

Ratio of total expenses to average net assets	1.76	%(c)	1.78%	1.78%	1.77%	1.79%	1.79%

Ratio of net investment income to average net assets	0.94	%(c)	0.75%	1.03%	1.15%	0.40%	0.47%

Portfolio turnover rate(d)	20%		38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENERGY INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Share Data for a Share Outstanding Throughout Each Period

	Energy Infrastructure Fund

	Class P Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$13.82		$16.02	$11.80	$11.60	$9.58	$7.18

Net investment income(a)	0.12		0.19	0.20	0.19	0.11	0.10

Net realized and unrealized gain (loss)	2.59		(0.39)	5.18	0.78	2.71	2.71

Total from investment operations	2.71		(0.20)	5.38	0.97	2.82	2.81

Distributions to shareholders from net investment income	—		(0.51)	(0.49)	(0.47)	(0.40)	(0.41)

Distributions to shareholders from net realized gains	(0.81)		(1.49)	(0.67)	(0.30)	(0.40)	—

Total distributions	(0.81)		(2.00)	(1.16)	(0.77)	(0.80)	(0.41)

Net asset value, end of period	$15.72		$13.82	$16.02	$11.80	$11.60	$9.58

Total return(b)	20.82%		(0.81)%	49.11%	9.09%	31.22%	39.13%

Net assets, end of period (in 000s)	$457,457		$398,574	$426,667	$309,469	$296,933	$213,647

Ratio of net expenses to average net assets	1.09	%(c)	1.09%	1.09%	1.09%	1.09%	1.09%

Ratio of total expenses to average net assets	1.14	%(c)	1.16%	1.16%	1.15%	1.16%	1.16%

Ratio of net investment income to average net assets	1.57	%(c)	1.36%	1.59%	1.77%	1.04%	1.10%

Portfolio turnover rate(d)	20%		38%	43%	41%	56%	58%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements May 31, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Diversified/

Fund	Share Classes Offered	Non-diversified

Goldman Sachs Clean Energy Income Fund	A, C, Institutional, Investor, R6 and P	Non-diversified

Goldman Sachs Energy Infrastructure Fund	A, C, Institutional, Investor, R6, R and P	Non-diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not

20

GOLDMAN SACHS ENERGY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Net investment income distributions, if any, are declared and paid at least semi-annually. Capital gains distributions, if any, are declared and paid annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

Return of Capital Estimates — Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

21

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at SEC.gov.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

22

GOLDMAN SACHS ENERGY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of May 31, 2026:

CLEAN ENERGY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$684,910	$1,913,194	$—

Australia and Oceania	—	667,021	—

Europe	4,834,757	13,131,215	—

North America	21,478,460	—	—

South America	1,118,776	—	—

Securities Lending Reinvestment Vehicle	1,258,691	—	—

Investment Company	56,754	—	—

Total	$29,432,348	$15,711,430	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

ENERGY INFRASTRUCTURE FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$ 6,390,646	$—	$—

North America	460,767,794	—	—

Investment Company	4,086,259	—	—

Total	$471,244,699	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages each Fund, subject to the general supervision of the Trustees.

23

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of each Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets. For the six months ended May 31, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Clean Energy Income Fund	0.80%	0.72%	0.68%	0.67%	0.66%	0.80%	0.80%

Energy Infrastructure Fund	1.00	0.90	0.86	0.84	0.82	1.00	1.00

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund and Institutional Shares of Goldman Sachs Central Government Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which each Fund invests. For the six months ended May 31, 2026, GSAM waived $131 and $687 of the Funds’ management fees for Clean Energy Income Fund and Energy Infrastructure Fund, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended May 31, 2026, Goldman Sachs retained $318 and $8,200 related to Clean Energy Income Class A Shares and Energy Infrastructure Class A Shares, respectively.

D. Service Plan — The Trust, on behalf of each Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

24

GOLDMAN SACHS ENERGY FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Clean Energy Income Fund and Energy Infrastructure Fund are 0.054% and 0.064%, respectively. These Other Expense limitations will remain in place through at least March 30, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended May 31, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

			Other	Total
	Management	Transfer Agency	Expense	Expense
Fund	Fee Waiver	Waivers/Credits	Reimbursements	Reductions

Clean Energy Income Fund	$131	$41	$194,681	$194,853

Energy Infrastructure Fund	687	35	101,166	101,888

G. Line of Credit Facility — As of May 31, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

H. Other Transactions with Affiliates — For the six months ended May 31, 2026, Goldman Sachs earned $0 and $28,902 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Clean Energy Income Fund and Energy Infrastructure Fund, respectively.

As of May 31, 2026, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Investor	Class R6	Class R

Clean Energy Income Fund	—%	46%	—%

Energy Infrastructure Fund	100	—	69

25

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund and Goldman Sachs Central Government Fund, as of and for the six months ended May 31, 2026:

		Beginning Value as of			Ending Value as of	Shares as of
		November 30,	Purchases	Proceeds	May 31,	May 31,	Dividend
Fund	Underlying Fund	2025	at Cost	from Sales	2026	2026	Income

Clean Energy Income Fund	Goldman Sachs Central Government Fund — Institutional Shares	$—	$1,278,827	$(1,222,073)	$56,754	56,754	$433

	Goldman Sachs Financial Square Government Fund — Institutional Shares	56	5,796,456	(5,796,512)	—	—	2,410

Energy Infrastructure Fund	Goldman Sachs Central Government Fund — Institutional Shares	—	7,212,167	(3,125,908)	4,086,259	4,086,259	6,621

	Goldman Sachs Financial Square Government Fund — Institutional Shares	—	25,535,636	(25,535,636)	—	—	13,615

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended May 31, 2026, were as follows:

Fund	Purchases	Sales

Clean Energy Income Fund	$9,465,853	$15,763,067

Energy Infrastructure Fund	93,507,743	145,368,354

6. SECURITIES LENDING

The Clean Energy Income Fund may lend its securities through a securities lending agent, the Bank of New York (“BNY”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at its last sale price or official closing price on the principal exchange or system on which it is traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

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GOLDMAN SACHS ENERGY FUNDS

6. SECURITIES LENDING (continued)

In the event of a default by a borrower with respect to any loan, BNY may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNY is unable to purchase replacement securities, BNY will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of May 31, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Fund and BNY received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended May 31, 2026, are reported under Investment Income on the Statements of Operations. The following table provides information about the Fund’s investment in the Government Money Market Fund for the six months ended May 31, 2026.

	Beginning			Ending
	Value as of	Purchases	Proceeds	Value as of
Fund	November 30, 2025	at cost	from Sales	May 31, 2026

Clean Energy Income Fund	$1,026,753	$1,324,690	$(1,092,752)	$1,258,691

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2025, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Capital loss carryforwards:

Perpetual Short-Term	$(16,486,574)	$—

Perpetual Long-Term	(93,040,669)	—

Total capital loss carryforwards	(109,527,243)	—

Timing differences (Post October Capital Loss Deferral)	$—	$(1,557,893)

As of May 31, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Clean Energy Income Fund	Energy Infrastructure Fund

Tax Cost	$34,981,347	$211,805,612

Gross unrealized gain	15,527,227	297,596,757

Gross unrealized loss	(5,364,796)	(38,157,670)

Net unrealized gain	$10,162,431	$259,439,087

27

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

7. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of partnership investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Clean Energy Sector Risk — The Clean Energy Income Fund concentrates its investments in the clean energy group of industries, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that group of industries. Clean energy companies may be more volatile than companies operating in more established industries. Certain valuation methods used to value clean energy companies have not been in widespread use for a significant period of time and may further increase the volatility of certain clean energy company share prices. Clean energy companies and other companies operating in the clean energy group of industries are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; changes in governmental or environmental regulation; reduced availability of clean energy sources or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; seasonal weather conditions, extreme weather or other natural disasters; and threats of attack by terrorists on certain clean energy assets. Clean energy companies can be significantly affected by the supply of, and demand for, particular energy products, which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for clean energy companies may adversely impact their profitability. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect companies in the clean energy group of industries. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. Adhering to the clean energy company criteria and applying the Investment Adviser’s supplemental clean energy analysis may also affect the Fund’s performance relative to other energy sector-focused funds that do not adhere to such criteria or apply such analysis.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Energy Sector Risk — The Energy Infrastructure Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, business, social, political, environmental, regulatory or other developments affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs, energy infrastructure companies and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices and/or interest rates; increased governmental or environmental regulation; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; declines in domestic or foreign production; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Energy companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas), which may result in overproduction or underproduction. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

During periods of heightened volatility, energy producers that are burdened with debt may seek bankruptcy relief. Bankruptcy laws may permit the revocation or renegotiation of contracts between energy producers and MLPs/energy infrastructure companies, which could have a dramatic impact on the ability of MLPs/energy infrastructure companies to pay distributions to its investors,

28

GOLDMAN SACHS ENERGY FUNDS

8. OTHER RISKS (continued)

including the Energy Infrastructure Fund, which in turn could impact the ability of the Fund to pay dividends and dramatically impact the value of the Fund’s investments.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Infrastructure Company Risk — Infrastructure companies are susceptible to various factors that may negatively impact their businesses or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints that impact publicly funded projects, the effects of general economic conditions throughout the world, surplus capacity and depletion concerns, increased competition from other providers of services, uncertainties regarding the availability of fuel and other natural resources at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by innovations in technology that could render the way in which a company delivers a product or service obsolete and natural or man-made disasters.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may

29

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

8. OTHER RISKS (continued)

be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

MLP Tax Risk— MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of a Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Non-Diversification Risk — Each Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

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GOLDMAN SACHS ENERGY FUNDS

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

11. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

31

GOLDMAN SACHS ENERGY FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Clean Energy Income Fund

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	142,140	$1,826,181	42,160	$397,150

Reinvestment of distributions	—	—	2,778	28,133

Shares redeemed	(69,298)	(901,958)	(105,841)	(975,981)

	72,842	924,223	(60,903)	(550,698)

Class C Shares

Shares sold	9,268	122,406	50,619	464,429

Reinvestment of distributions	—	—	328	3,364

Shares redeemed	(819)	(9,539)	(17,970)	(157,537)

	8,449	112,867	32,977	310,256

Institutional Shares

Shares sold	38,447	457,734	41,024	391,387

Reinvestment of distributions	—	—	3,780	38,454

Shares redeemed	(119,535)	(1,434,575)	(207,298)	(1,784,275)

	(81,088)	(976,841)	(162,494)	(1,354,434)

Investor Shares

Shares sold	32,855	407,371	334,242	3,010,168

Reinvestment of distributions	—	—	6,262	63,534

Shares redeemed	(302,187)	(3,866,678)	(167,462)	(1,493,595)

	(269,332)	(3,459,307)	173,042	1,580,107

Class R6 Shares

Shares sold	8,469	112,972	6,249	55,478

Reinvestment of distributions	—	—	276	2,807

Shares redeemed	(10,027)	(132,805)	(1,376)	(11,729)

	(1,558)	(19,833)	5,149	46,556

Class P Shares

Shares sold	85,865	1,095,686	141,384	1,312,186

Reinvestment of distributions	—	—	56,290	571,378

Shares redeemed	(367,186)	(4,232,575)	(2,128,505)	(18,317,659)

	(281,321)	(3,136,889)	(1,930,831)	(16,434,095)

NET DECREASE	(552,008)	$(6,555,780)	(1,943,060)	$(16,402,308)

32

GOLDMAN SACHS ENERGY FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Energy Infrastructure Fund

	For the Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	130,105	$1,936,274	233,484	$3,227,843

Reinvestment of distributions	22,790	294,217	37,872	518,274

Shares redeemed	(49,252)	(677,057)	(144,542)	(1,965,404)

	103,643	1,553,434	126,814	1,780,713

Class C Shares

Shares sold	—	—	—	13

Reinvestment of distributions	1,589	20,671	5,471	75,087

Shares redeemed	(66)	(859)	(24,851)	(342,949)

	1,523	19,812	(19,380)	(267,849)

Institutional Shares

Shares sold	66,819	938,988	204,455	2,845,047

Reinvestment of distributions	31,055	403,404	56,256	774,036

Shares redeemed	(114,248)	(1,773,106)	(88,790)	(1,227,691)

	(16,374)	(430,714)	171,921	2,391,392

Investor Shares

Shares sold	—	—	—	3

Reinvestment of distributions	555	7,216	1,153	15,882

Shares redeemed	(314)	(4,769)	(1)	(22)

	241	2,447	1,152	15,863

Class R6 Shares

Shares sold	7,752	120,138	36,937	505,614

Reinvestment of distributions	137,122	1,779,841	344,360	4,734,699

Shares redeemed	(2,358,781)	(33,023,030)	(621,502)	(8,925,696)

	(2,213,907)	(31,123,051)	(240,205)	(3,685,383)

Class R Shares

Shares sold	1,813	24,282	2,958	40,679

Reinvestment of distributions	751	9,761	1,344	18,482

Shares redeemed	(1,937)	(25,004)	(1,474)	(19,852)

	627	9,039	2,828	39,309

Class P Shares

Shares sold	2,627,858	35,964,912	5,250,960	73,432,917

Reinvestment of distributions	1,761,345	22,879,866	3,970,560	54,637,154

Shares redeemed	(4,125,429)	(59,267,342)	(7,022,561)	(97,050,307)

	263,774	(422,564)	2,198,959	31,019,764

NET INCREASE (DECREASE)	(1,860,473)	$(30,391,597)	2,242,089	$31,293,809

33

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. MLPANDESAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 5, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 5, 2026